INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Subtotal	$ 32,188	$ 18,181	$ 16,341
Less: accumulated depreciation	4,872	4,294	2,558
Total	27,316	13,887	13,783
Software Registration Right [Member]
Subtotal	5,223	4,929	4,508
Value-added telecommunications business license [Member]
Subtotal	11,678	12,049	11,833
Patents [Member]
Subtotal	$ 15,287	$ 1,203